Disposal of Certain Assets of Tantech Energy (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 3,402,405	$ 7,133,079	$ 12,015,364
Cost of revenues	(1,433,301)	(6,645,824)	(9,864,991)
Gross profit	1,969,104	487,255	2,150,373
Operating expenses	(4,100,079)	(2,798,681)	(2,405)
(Loss) Income from operations	(2,130,975)	(2,311,426)	2,147,968
Gain on disposal of EDLC	1,948,490	0	0
Other income (expense), net	219,971	(2,051)	3,566
Net income (loss) before tax	37,486	(2,313,477)	2,151,534
Income taxes	(7,168)	0	(261,800)
Income (loss) from discontinued operations	$ 30,318	$ (2,313,477)	$ 1,889,734